UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Accounts receivable, allowance for credit losses	$ 4,971	$ 7,978
Loans receivable, allowance for credit losses	58,832	20,872
Non-current assets
Loans receivable, allowance for credit losses	15,058	19,612
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	179,551	121,637
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	206,383	161,379
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	60,017	42,613
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	113,544	74,506
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	2,538,838	2,150,165
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	114,448	52,306
Non-current liabilities
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	299,476	177,870
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	396,138	343,297
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	1,282,496	1,840,406
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,272	1,526
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107	107
VIEs [Member]
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	12,821	19,290
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	127,510	107,512
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	16,652	11,014
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	3,805	2,347
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	6,543	10,122
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	204,926	212,377
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	1,790	566
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,738	1,907
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	6,642	16,916
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	70,953	55,200
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 107	$ 107
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	382,489,822	359,755,767
Ordinary shares, Outstanding (in shares)	382,489,822	359,755,767
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,175,703
Ordinary shares, Outstanding (in shares)	152,175,703	152,175,703